OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Balance at beginning of the year	$ 6,874	$ 20,621
Charge to expenses	7,061
Reversal of charges	(12,483)	(12,483)
Writing off of accounts receivable	(7,061)
Foreign exchange loss	(196)	(1,264)
Balance at end of the year	$ 6,678	$ 6,874